Waddell & Reed
                    Advisors Global
                    Bond Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        27     Independent Auditors' Report

        29     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Global Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Global Bond Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF GLOBAL BOND FUND
March 31, 2001


Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of
1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion. Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY OF GLOBAL BOND FUND
--------------------------------------------------------------
Global Bond Fund

                               GOALS: To seek, as a primary goal, a high level of current income, with a secondary goal of capital growth

Strategy
Invests primarily in U.S. dollar-denominated investment grade debt securities of foreign and U.S. issuers. Invests primarily in issuers in countries that are members of the Organisation of Economic Co-Operation and Development (OECD).

Founded
1986

Scheduled Dividend Frequency
Monthly

Portfolio Strategy
Invests, primarily, in intermediate-term bonds (range of one to ten year maturity).
May invest up to 35% of assets is non-investment grade junk bonds. Maximum of 20% of assets in Common Stock.

Performance Summary -- Class A Shares
          Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------
Dividends paid                 $0.11
                               =====
Net asset value on
   3-31-01                     $3.48
   9-30-00                      3.56
                              ------
Change per share              $(0.08)
                              ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF GLOBAL BOND FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-01     -5.65%       0.11%          -4.51%        -0.80%
 5-year period
  ended 3-31-01      4.03%       5.27%            ---           ---
10-year period
  ended 3-31-01      8.31%       8.95%            ---           ---
Since inception
  of Class(F)        ---          ---           -2.76%        -0.33%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-6-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)  Class Y(C)
------          ------------------------
1-year period
  ended 3-31-01     -0.91%       0.44%
 5-year period
  ended 3-31-01      ---         5.52%
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class(D)       -0.42%       5.21%

(A)Performance data represents share price appreciation, including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-6-99 for Class C shares and 2-27-96 for Class Y shares (the date on which shares were first acquired by shareholders).

Performance data quoted represents periods prior to changes in the Fund's name, strategies and policies (effective September 18, 2000). Prior to September 18, 2000, the Fund sought to achieve its goals by investing primarily in junk bonds, with minimal investment in foreign securities. Accordingly, the performance information above for periods prior to that date reflects the operation of the Fund under its former investment strategies and related policies.

SHAREHOLDER SUMMARY OF GLOBAL BOND FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors Global Bond Fund, Inc. had net assets totaling $266,449,311 invested in a diversified portfolio of:

     68.53%    Corporate Debt Securities
     17.00%    United States Government Securities
      8.32%    Other Government Securities
      6.05%    Cash and Cash Equivalents
      0.10%    Warrants

As a shareholder of Waddell & Reed Advisors Global Bond Fund, Inc., for every $100 you had invested on March 31, 2001, your Fund owned:

  $27.03  Manufacturing Bonds
   25.95  Transportation, Communication, Electric
            and Sanitary Services Bonds
   17.00  United States Government Securities
   10.32  Finance, Insurance and Real Estate Bonds
    8.32  Other Government Securities
    6.05  Cash and Cash Equivalents
    5.23  Miscellaneous Bonds
    0.10  Warrants

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                              Shares        Value

WARRANTS - 0.10%
Communication
 Powertel, Inc., Warrants*  ............     5,600    $   252,000
                                                     ------------
 (Cost: $34,893)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 5.99%
 Bayer Corporation,
   6.75%, 10-1-01 ......................   $   790        796,636
 du Pont (E.I.) de Nemours and Company,
   8.0%, 4-2-02 ........................       825        848,265
 GLAXO KABUSHIKI KAISHA (GLAXO WELLCOME plc),
   7.0%, 5-2-02 ........................     3,000      3,053,100
 Hanson Overseas Finance B.V.,
   7.375%, 1-15-03 .....................     4,000      4,091,200
 Procter & Gamble Company (The):
   6.0%, 3-19-03 .......................     4,348      4,430,612
   5.75%, 9-26-05 (B) ..................  EUR3,000      2,733,250
                                                     ------------
                                                       15,953,063
                                                     ------------

Communication - 3.92%
 Ameritech Capital Funding Corporation,
   5.875%, 2-19-03 .....................   $ 2,000      2,023,600
 Globo Comunicacoes e Participacoes Ltda.,
   10.5%, 12-20-06 (A) .................     1,000        880,000
 Grupo Televisa, S.A.,
   8.625%, 8-8-05 ......................     4,500      4,567,500
 TV Azteca, S.A. de C.V.,
   10.125%, 2-15-04 ....................     3,000      2,962,500
                                                     ------------
                                                       10,433,600
                                                     ------------

Depository Institutions - 0.94%
 nv Bank Nederlandse Gemeenten,
   3.1%, 1-30-02 .......................     2,550      2,511,750
                                                     ------------

Electric, Gas and Sanitary Services - 16.42%
 Companhia Paranaense de Energia - COPEL,
   9.75%, 5-2-05 .......................     3,420      3,432,825
 Dominion Resources, Inc.,
   7.4%, 9-16-02 .......................     2,000      2,054,340


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services (Continued)
 Duke Energy Corporation,
   7.125%, 9-3-02 ......................   $   225    $   231,615
 El Paso Natural Gas Company,
   7.75%, 1-15-02 ......................     2,000      2,036,220
 Endesa-Chile Overseas Co.,
   7.2%, 4-1-06 ........................     2,985      2,987,537
 Hydro-Quebec,
   6.375%, 1-15-02 .....................     1,000      1,012,250
 N.V. Nederlandse Gasunie,
   5.125%, 3-5-02 ......................     2,209      2,205,687
 NOVA Corporation of Alberta,
   7.875%, 12-15-02 ....................     3,400      3,520,292
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ......................     4,000      4,119,960
 PSEG Capital Corporation,
   6.74%, 10-23-01 (A) .................     1,000      1,010,090
 PacifiCorp,
   7.18%, 8-15-02 ......................     2,000      2,059,080
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .......................     1,000      1,026,480
 SCOTTISH POWER plc,
   5.875%, 1-29-03 .....................     2,000      2,015,000
 TXU Eastern Funding Company,
   6.15%, 5-15-02 ......................     2,000      2,008,420
 USA Waste Services, Inc.,
   6.125%, 7-15-01 .....................     2,000      1,999,780
 WMX Technologies, Inc.:
   6.7%, 5-1-01 ........................     2,500      2,500,875
   7.125%, 6-15-01 .....................     3,500      3,507,490
   7.7%, 10-1-02 .......................     2,000      2,040,500
 Yorkshire Power Finance Limited,
   6.154%, 2-25-03 .....................     4,000      3,989,760
                                                     ------------
                                                       43,758,201
                                                     ------------

Fabricated Metal Products - 0.60%
 Crown Cork & Seal Company, Inc.,
   7.125%, 9-1-02 ......................     2,000      1,600,000
                                                     ------------

Food and Kindred Products - 4.11%
 Coca-Cola Enterprises Great Britain plc,
   6.625%, 9-30-02 .....................     1,344      1,364,832
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-06 ......................     3,000      3,097,500


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products (Continued)
 Diageo Capital plc,
   6.0%, 3-27-03 .......................   $ 3,335    $ 3,384,358
 Unilever Capital Corporation,
   6.75%, 11-1-03 ......................     3,000      3,113,970
                                                     ------------
                                                       10,960,660
                                                     ------------

Food Stores - 1.20%
 Safeway Inc.,
   7.0%, 9-15-02 .......................     3,125      3,202,937
                                                     ------------

General Merchandise Stores - 2.34%
 Grupo Elektra, S.A. de C.V.:
   12.75%, 5-15-01 .....................     1,100      1,105,500
   12.0%, 4-1-08 .......................     2,250      2,081,250
 Sears Roebuck Acceptance Corp.:
   6.68%, 2-1-02 .......................     1,000      1,011,720
   6.82%, 10-17-02 .....................     2,000      2,031,500
                                                     ------------
                                                        6,229,970
                                                     ------------

Industrial Machinery and Equipment - 1.91%
 Tyco International Group S.A.:
   6.875%, 9-5-02 ......................     1,500      1,528,770
   6.25%, 6-15-03 ......................     3,500      3,547,985
                                                     ------------
                                                        5,076,755
                                                     ------------

Nondepository Institutions - 9.38%
 BMW (UK) Capital plc,
   4.25%, 2-19-02 ......................     3,000      2,974,200
 Banco Nacional de Comercio Exterior, S.N.C.,
   Trust Division, Trustee of
   Fideicomiso Huites,
   8.0%, 8-5-03 (A) ....................       630        645,750
 Banco Nacional De Comercio Exterior, S.N.C.:
   8.0%, 7-18-02 .......................       895        910,662
   8.0%, 8-5-03 ........................     2,405      2,439,873
   7.25%, 2-2-04 .......................     2,500      2,515,625
 Banco Latinoamericano de Exportaciones, S.A.:
   7.2%, 5-28-02 (A) ...................       350        352,170
   7.61%, 9-6-02 (A) ...................     1,000      1,003,750
   6.59%, 10-6-02 (A) ..................     2,000      2,041,840


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 Bombardier Capital Inc.,
   6.0%, 1-15-02 (A) ...................   $ 1,000    $ 1,003,950
 Corporacion Adina de Fomento,
   6.375%, 10-15-01 ....................     1,000      1,005,800
 Nacional Financiera, S.N.C.:
   9.75%, 3-12-02 ......................     1,470      1,523,287
   9.375%, 7-15-02 .....................     1,000      1,037,250
   9.375%, 7-15-02 (A) .................     1,000      1,039,750
 TEXTRON INC.,
   6.75%, 9-15-02 ......................     3,250      3,292,770
 Toyota Motor Credit Corporation,
   6.5%, 10-31-01 ......................     3,185      3,208,888
                                                     ------------
                                                       24,995,565
                                                     ------------

Oil and Gas Extraction - 1.69%
 Amoco Canada Petroleum Company Ltd.,
   7.25%, 9-17-02 ......................       210        216,300
 Pemex Finance Ltd,
   9.14%, 8-15-04 ......................     3,040      3,267,848
 Pemex Project Funding Master Trust,
   9.125%, 10-13-10 ....................     1,000      1,015,000
                                                     ------------
                                                        4,499,148
                                                     ------------

Paper and Allied Products - 3.55%
 Celulosa Arauco y Constitucion S.A.,
   6.75%, 12-15-03 .....................     3,427      3,438,172
 Federal Paper Board Company, Inc.,
   8.125%, 7-1-02 ......................     4,850      4,994,579
 Kimberly-Clark de Mexico, S.A. de C.V.,
   8.875%, 8-1-09 ......................     1,000      1,030,000
                                                     ------------
                                                        9,462,751
                                                     ------------

Petroleum and Coal Products - 1.18%
 Burmah Castrol Inc.,
   7.25%, 9-15-02 (A) ..................     2,000      2,068,600
 Texaco Capital Inc.,
   8.5%, 2-15-03 .......................     1,000      1,064,020
                                                     ------------
                                                        3,132,620
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries - 3.42%
 ASARCO Incorporated,
   7.0%, 12-1-01 .......................   $ 4,000    $ 3,993,280
 CSN Islands Corporation:
   9.625%, 8-2-02 (A) ..................     3,000      3,071,250
   9.625%, 8-2-02 ......................     2,000      2,040,000
                                                     ------------
                                                        9,104,530
                                                     ------------

Printing and Publishing - 2.23%
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-27 ........................     6,000      5,951,760
                                                     ------------

Railroad Transportation - 2.24%
 Societe Nationale des Chemins de
   fer Francais,
   6.5%, 8-19-02 .......................     1,370      1,394,934
 Union Pacific Corporation,
   5.78%, 10-15-01 .....................     4,565      4,576,184
                                                     ------------
                                                        5,971,118
                                                     ------------

Stone, Clay and Glass Products - 1.93%
 CEMEX, S.A. de C.V.:
   8.625%, 7-18-03 (A) .................     3,500      3,605,000
   8.625%, 7-18-03 .....................     1,500      1,542,375
                                                     ------------
                                                        5,147,375
                                                     ------------

Transportation Equipment - 2.11%
 Lockheed Martin Corporation,
   6.85%, 5-15-01 ......................     1,600      1,602,768
 Martin Marietta Corporation,
   9.0%, 3-1-03 ........................     2,000      2,120,860
 TRW Inc.,
   6.5%, 6-1-02 ........................     1,900      1,899,848
                                                     ------------
                                                        5,623,476
                                                     ------------

Water Transportation - 3.37%
 Carnival Cruise Lines, Inc.,
   6.15%, 10-1-03 ......................     2,025      2,038,061
 ROYAL CARIBBEAN CRUISES LTD.,
   7.125%, 9-18-02 .....................     6,900      6,938,916
                                                     ------------
                                                        8,976,977
                                                     ------------


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

TOTAL CORPORATE DEBT SECURITIES - 68.53%             $182,592,256
 (Cost: $179,598,450)

OTHER GOVERNMENT SECURITIES
Argentina - 1.27%
 Republic of Argentina (The),
   0.0%, 10-15-01 ......................   $ 3,535      3,375,925
                                                     ------------

Brazil - 0.76%
 FEDERATIVE REPUBLIC OF BRAZIL,
   8.875%, 11-5-01 .....................     2,000      2,015,000
                                                     ------------

Canada - 0.77%
 Province de Quebec,
   7.5%, 7-15-02 .......................     2,000      2,068,040
                                                     ------------

Mexico - 2.46%
 United Mexican States:
   9.75%, 4-6-05 .......................     3,750      4,026,562
   8.625%, 3-12-08 .....................     2,500      2,531,250
                                                     ------------
                                                        6,557,812
                                                     ------------

United Kingdom - 3.06%
 United Kingdom Treasury,
   8.5%, 12-7-05 (B) ...................  GBP5,000      8,150,162
                                                     ------------

TOTAL OTHER GOVERNMENT SECURITIES - 8.32%            $ 22,166,939
 (Cost: $22,008,220)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   5.75%, 11-15-05 .......................    16,250   17,049,663
   6.125%, 8-15-07 .......................    15,000   16,073,400
   5.75%, 8-15-10 ........................     5,000    5,273,400
   5.375%, 2-15-31                             7,000    6,910,330

TOTAL UNITED STATES GOVERNMENT SECURITIES - 17.00%   $ 45,306,793
 (Cost: $44,603,137)


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF GLOBAL BOND FUND
March 31, 2001

                                              Face
                                         Amount in
                                         Thousands          Value

UNREALIZED GAIN ON OPEN
FORWARD CURRENCY CONTRACTS - 0.14%
 Japanese Yen, 11-30-01 (B)  .............Y1,579,272   $  372,907
                                                     ------------

TOTAL SHORT-TERM SECURITIES -5.10%                   $ 13,588,776
 (Cost: $13,588,776)

TOTAL INVESTMENT SECURITIES - 99.19%                 $264,279,671
 (Cost: $259,833,476)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.81%       2,169,640

NET ASSETS - 100.00%                                 $266,449,311


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $16,722,150 or 6.28% of net assets.
(B) Principal amounts are denominated in the indicated foreign currency, where applicable (EUR -- Euro, GBP -- British Pound, Y -- Japanese Yen).

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
GLOBAL BOND FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities -- at value (Notes 1 and 3) .     $264,280
 Cash   ............................................            1
 Receivables:
   Interest and dividends ..........................        4,408
   Fund shares sold ................................          100
 Prepaid insurance premium  ........................           13
                                                         --------
    Total assets  ..................................      268,802
LIABILITIES                                              --------
 Payable to Fund shareholders ......................        1,065
 Investment securities purchased ...................          982
 Dividends payable  ................................          163
 Accrued transfer agency and dividend
   disbursing (Note 2)..............................           57
 Accrued service fee (Note 2)  .....................           52
 Accrued management fee (Note 2)  ..................            9
 Accrued accounting services fee (Note 2)  .........            5
 Accrued distribution fee (Note 2)  ................            3
 Other  ............................................           17
                                                         --------
    Total liabilities  .............................        2,353
                                                         --------
      Total net assets .............................     $266,449
NET ASSETS                                               ========
 $1.00 par value capital stock
   Capital stock ...................................     $ 76,636
   Additional paid-in capital ......................      268,197
 Accumulated undistributed loss:
   Accumulated undistributed net realized
    loss on investment transactions  ...............      (82,822)
   Net unrealized appreciation in value of
    investments  ...................................        4,438
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $266,449
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $3.48
 Class B  ..........................................        $3.48
 Class C  ..........................................        $3.48
 Class Y  ..........................................        $3.48
Capital shares outstanding
 Class A  ..........................................       75,209
 Class B  ..........................................          624
 Class C  ..........................................           95
 Class Y  ..........................................          708
Capital shares authorized ..........................      400,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
GLOBAL BOND FUND
For the Six Months Ended March 31, 2001
(In Thousands)
INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization .......................      $10,311
   Dividends .......................................           62
                                                          -------
    Total income  ..................................       10,373
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................          869
   Service fee:
    Class A ........................................          318
    Class B ........................................            3
    Class C ........................................          ---*
   Transfer agency and dividend disbursing:
    Class A ........................................          316
    Class B ........................................            4
    Class C ........................................            1
   Distribution fee:
    Class A ........................................           26
    Class B ........................................            8
    Class C ........................................            1
   Accounting services fee .........................           30
   Audit fees ......................................           11
   Legal fees ......................................           10
   Custodian fees ..................................            3
   Shareholder servicing - Class Y..................            2
   Other ...........................................           61
                                                          -------
    Total expenses  ................................        1,663
                                                          -------
      Net investment income ........................        8,710
                                                          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..................      (21,857)
 Realized net loss on foreign currency transactions           (24)
                                                          -------
   Realized net loss on investments ................      (21,881)
                                                          -------
   Unrealized appreciation in value of investments
    during the period  .............................       14,966
                                                          -------
    Net loss on investments  .......................       (6,915)
                                                          -------
      Net increase in net assets resulting
       from operations  ............................      $ 1,795
                                                          =======
*Not shown due to rounding.

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
GLOBAL BOND FUND
(Dollars In Thousands)
                                         For the six  For the fiscal
                                        months ended   year ended
                                          March 31,  September 30,
                                             2001        2000
INCREASE (DECREASE) IN NET ASSETS       --------------------------
 Operations:
   Net investment income ...............    $  8,710     $ 29,423
   Realized net loss on
    investments   ......................     (21,881)     (31,124)
   Unrealized appreciation .............      14,966        3,268
                                            --------     --------
    Net increase in net assets
      resulting from operations ........       1,795        1,567
                                            --------     --------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A .............................      (8,544)     (29,341)
   Class B .............................         (54)         (85)
   Class C .............................          (7)         (12)
   Class Y .............................         (81)        (233)
                                            --------     --------
                                              (8,686)     (29,671)
                                            --------     --------
 Capital share transactions (Note 5)  ..     (28,407)     (43,848)
                                            --------     --------
    otal decrease  .....................     (35,298)     (71,952)
NET ASSETS
 Beginning of period  ..................     301,747      373,699
                                            --------     --------
 End of period  ........................    $266,449     $301,747
                                            ========     ========
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====

                 *See "Financial Highlights" on pages 17 - 20.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3-31-01    2000   1999    1998   1997    1996
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............  $3.56   $3.88  $4.12   $4.42  $4.14   $4.03
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.11    0.33   0.35    0.37   0.36    0.35
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.08)  (0.32) (0.24)  (0.30)  0.28    0.11
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.03    0.01   0.11    0.07   0.64    0.46
                      -----   -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............  (0.11)  (0.33) (0.35)  (0.37) (0.36)  (0.35)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $3.48   $3.56  $3.88   $4.12  $4.42   $4.14
                      =====   =====  =====   =====  =====   =====
Total return* ......   0.84%   0.21%  2.66%   1.22% 16.20%  11.90%
Net assets, end of
 period (in
 millions)  ........   $261    $297   $371    $416   $407    $368
Ratio of expenses to
 average net assets    1.19%** 1.16%  1.06%   0.96%  0.93%   0.95%
Ratio of net investment
 income to average
 net assets  .......   6.27%** 8.79%  8.60%   8.26%  8.54%   8.60%
Portfolio turnover
 rate  .............  58.03%  53.79% 46.17%  58.85% 64.38%  55.64%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-6-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $3.56          $3.88
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.09           0.29
 Net realized and
   unrealized loss
   on investments ..          (0.08)         (0.32)
                              ----           ----
Total from investment
 operations  .......           0.01          (0.03)
                              ----           ----
Less dividends declared
 from net investment
 income  ...........          (0.09)         (0.29)
                              ----           ----
Net asset value,
 end of period  ....          $3.48          $3.56
                              ====           ====
Total return .......           0.38%         -0.87%
Net assets, end of
 period (in
 millions)  ........             $2             $2
Ratio of expenses to
 average net assets            2.11%**        2.06%**
Ratio of net investment
 income to average
 net assets  .......           5.32%**        7.87%**
Portfolio turnover
 rate  .............          58.03%         53.79%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-6-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $3.56          $3.88
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.09           0.29
 Net realized and
   unrealized loss
   on investments ..          (0.08)         (0.32)
                              ----           ----
Total from investment
 operations  .......           0.01          (0.03)
                              ----           ----
Less dividends declared
 from net investment
 income  ...........          (0.09)         (0.29)
                              ----           ----
Net asset value,
 end of period  ....          $3.48          $3.56
                              ====           ====
Total return .......           0.32%         -0.95%
Net assets, end of
 period (000
 omitted)  .........           $330           $242
Ratio of expenses to
 average net assets            2.33%**        2.14%**
Ratio of net investment
 income to average
 net assets  .......           5.11%**        7.78%**
Portfolio turnover
 rate  .............          58.03%         53.79%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
GLOBAL BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the                               For the
                        six       For the fiscal year      period
                     months       ended September 30,   from 2-27-96*
                      ended----------------------------  through
                    3-31-01    2000   1999    1998   1997 9-30-96
                    -------  ------ ------  ------ ------ -------
Net asset value,
 beginning of period  $3.56   $3.88  $4.12   $4.42  $4.14   $4.15
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.11    0.34   0.36    0.37   0.37    0.21
 Net realized and
   unrealized gain (loss)
   on investments...  (0.08)  (0.32) (0.24)  (0.30)  0.28   (0.01)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations ........   0.03    0.02   0.12    0.07   0.65    0.20
                      -----   -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............  (0.11)  (0.34) (0.36)  (0.37) (0.37)  (0.21)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period .....  $3.48   $3.56  $3.88   $4.12  $4.42   $4.14
                      =====   =====  =====   =====  =====   =====
Total return .......   1.01%   0.53%  2.95%   1.38% 16.38%   5.00%
Net assets, end of
 period (in
 millions)  ........     $2      $3     $3      $2     $2      $2
Ratio of expenses
 to average net
 assets ............   0.85%** 0.84%  0.77%   0.79%  0.77%   0.77%**
Ratio of net
 investment income
 to average net
 assets ............   6.59%** 9.12%  8.89%   8.43%  8.69%   8.83%**
Portfolio
 turnover rate .....  58.03%  53.79% 46.17%  58.85% 64.38%  55.64%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Global Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

E. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $155,997. During the period ended March 31, 2001, W&R received $4,165 and $273 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $200,640 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $4,369, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $144,652,770 while proceeds from maturities and sales aggregated $95,741,470. Purchases of short-term securities and U.S. Government securities aggregated $1,939,919,450 and $47,142,324, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $2,067,445,879 and $2,555,273, respectively.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $259,833,476, resulting in net unrealized appreciation of $4,073,288, of which $4,998,502 related to appreciated securities and $925,214 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital losses of $21,577,429 during its fiscal year ended September 30, 2000, which included the effect of certain losses deferred into the next fiscal year, as well as the effect of losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $30,950,175 at September 30, 2000, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $390,079 at September 30, 2003; $7,783,310 at September 30, 2004; $1,199,357 at September 30, 2007; and
$21,577,429 at September 30, 2008.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1999 through September 30, 2000, the Fund incurred net capital losses of $29,739,846, which have been deferred to the fiscal year ending September 30, 2001. In addition, during the year ended September 30, 2000, the Fund recognized post-October losses of $19,944,947 that had been deferred from the year ended September 30, 1999.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2001          2000
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        4,054         7,471
 Class B .............          167           608
 Class C .............           59            89
 Class Y  ............           25            34
Shares issued from
 reinvestment of dividends:
 Class A  ............        2,251         7,139
 Class B .............           15            23
 Class C .............            2             3
 Class Y  ............           24            62
Shares redeemed:
 Class A  ............      (14,600)      (26,784)
 Class B .............          (98)          (91)
 Class C .............          (34)          (24)
 Class Y  ............          (45)          (82)
                             ------        ------
Decrease in
 outstanding capital
 shares ..............       (8,180)      (11,552)
                             ======        ======
Value issued from sale
 of shares:
 Class A  ............      $14,026      $ 27,962
 Class B .............          580         2,287
 Class C .............          205           335
 Class Y  ............           88           124
Value issued from
 reinvestment of dividends:
 Class A  ............        7,789        26,724
 Class B .............           53            84
 Class C .............            7            11
 Class Y  ............           81           232
Value redeemed:
 Class A  ............      (50,622)     (100,873)
 Class B .............         (339)         (335)
 Class C .............         (119)          (88)
 Class Y  ............         (156)         (311)
                           --------      --------
Decrease in outstanding
 capital  ............     $(28,407)     $(43,848)
                           ========      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Global Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Global Bond Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Global Bond Fund, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Daniel J. Vrabac, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.





FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

NUR1015SA(3-01)